SCHEDULE OF OTHER OPERATING INCOME, NET (Details) (Parenthetical) - CNY (¥) ¥ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Other Income and Expenses [Abstract]
Amount of trade and other payable exempted from repayment	¥ 120.4
Increase of waiver Of operating payables income			¥ 56.1
Gain from wavier of settlement of long-aged payables	¥ 9.7	¥ 10.6	¥ 14.4